Property, plant and equipment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 2,624
Balance at end of period	2,469
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,490
Balance at end of period	1,383
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	885
Balance at end of period	835
Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	249
Balance at end of period	251
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,179
Additions (depreciation)	107
Effects of foreign exchange	59
Balance at end of period	5,345
Costs | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,983
Additions (depreciation)	86
Effects of foreign exchange	29
Balance at end of period	3,098
Costs | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,864
Additions (depreciation)	21
Effects of foreign exchange	21
Balance at end of period	1,906
Costs | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	332
Additions (depreciation)	0
Effects of foreign exchange	9
Balance at end of period	341
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,555)
Additions (depreciation)	(286)
Effects of foreign exchange	(35)
Balance at end of period	(2,876)
Accumulated depreciation | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,493)
Additions (depreciation)	(202)
Effects of foreign exchange	(20)
Balance at end of period	(1,715)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(979)
Additions (depreciation)	(81)
Effects of foreign exchange	(11)
Balance at end of period	(1,071)
Accumulated depreciation | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(83)
Additions (depreciation)	(3)
Effects of foreign exchange	(4)
Balance at end of period	$ (90)